Long-Term Debt	12 Months Ended
Dec. 31, 2019
Long-Term Debt

6. Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2019	Current	Non-current	December 31, 2018	Current	Non-current

Nordea term loan	$32,481	$4,340	$28,141	$-	$-	$-
less unamortized deferred financing costs	(198)	(58)	(140)	-	-	-
Total debt, net of deferred financing costs	$32,283	$4,282	$28,001	$-	$-	$-

Nordea Bank Abp, Filial i Norge (“Nordea”) – Term Loan: On July 24, 2019, the Company, through Taburao Shipping Company Inc. and Tarawa Shipping Company Inc. (the “Initial Borrowers”), entered into a loan agreement with Nordea for a senior secured term loan facility of up to $33,000. The purpose of the loan facility was to partially finance the acquisition cost of the tanker vessels “Blue Moon” and “Briolette”, discussed in Note 5. An arrangement fee of $330 was paid on signing the loan agreement, and commitment commissions of 0.9625% per annum were calculated on the undrawn amounts from the date of signing the loan agreement until the drawdown dates. In July and November 2019, the Initial Borrowers drew down the maximum amount of $16,500 each.

The “Blue Moon” tranche is repayable in 20 quarterly installments of $518.6 and a balloon of $6,128 payable together with the last installment, while the “Briolette” tranche is repayable in 19 quarterly installments of $566.2 and a balloon of $5,742.2 payable together with the last installment. Both tranches mature on July 30, 2024 and bear interest at LIBOR plus a margin of 2.75% per annum.

On December 23, 2019, the Company, through the “Initial Borrowers” and Rongelap Shipping Company Inc. (collectively “the Borrowers”), entered into a first amendment and restatement loan agreement with Nordea for a senior secured term loan facility of up to $47,000. The purpose of the amended agreement is to provide additional finance of up to $14,000 for the acquisition of the tanker vessel “P. Fos” (ex “Virgo Sun”), discussed in Note 4, and in all other respects includes identical terms to the initial agreement. Subsequent to the balance sheet date, the Company drew down the maximum amount of $14,000 to support the acquisition of the vessel “P. Fos” (ex “Virgo Sun”). Also subsequent to the balance sheet date, the Company entered into the second amendment and restatement loan agreement with Nordea to fund the acquisition of the vessel “P. Kikuma” (ex “FSL Shanghai”)(Note 14 (c), (i)).

The loan is guaranteed by Performance Shipping Inc., is secured by first priority mortgages over the financed tanker vessels, first priority assignments of earnings, insurances and of any charters exceeding durations of two years, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreement requires a minimum hull value of the financed vessels, imposes restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, includes customary financial covenants and requires minimum cash liquidity of $7,000 at all times during the facility period plus $1,000 per additional tanker vessel acquired. As at December 31, 2019, the compensating cash balance required under the loan agreement amounted to $7,000 and is included in Cash and cash equivalents in the accompanying consolidated balance sheets. As at December 31, 2019, the Company was in compliance with all of its loan covenants.

For 2019, 2018 and 2017, interest expense on long-term debt in connection with the above-described loan agreement with Nordea and the terminated loan agreements with Addiewell Ltd (“Addiewell) and the Royal Bank of Scotland (“RBS”) amounted to $416, $247 and $3,773, respectively, discount premium amortization amounted to $0, $6,282 and $3,718, respectively, while commitment fees amounted to $55, $0 and $0, respectively. Interest expense, discount premium amortization, and commitment fees are included in Interest and finance costs in the accompanying consolidated statement of operations. Accrued interest as of December 31, 2019 and 2018, amounted to $8 and $0, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets. The weighted average interest of the Nordea loan for 2019 was 4.68%, while the weighted average interest of the Addiewell loan for 2018 was 6.00%.

As at December 31, 2019, the maturities of the debt facility described above, are as follows:

Period			Principal Repayment

January 1, 2020	to	December 31, 2020	$4,340
January 1, 2021	to	December 31, 2021	4,340
January 1, 2022	to	December 31, 2022	4,340
January 1, 2023	to	December 31, 2023	4,340
January 1, 2024	to	July 30, 2024	15,121
		Total	$32,481